Warrants (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) D $ / shares shares	Dec. 31, 2021 USD ($) D $ / shares shares	Oct. 09, 2021 $ / shares
Class of Warrant or Right [Line Items]
Issue price per share | $ / shares		$ 18.00
Trading days for redemption of public warrants | D		20
Consecutive trading days for redemption of public warrants | D		30
Warrants liability | $	$ 8,314	$ 3,126
Private warrants
Class of Warrant or Right [Line Items]
Number of warrants purchased		9,500,000
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding	15,000,000	15,000,000
Exercise price of warrants | $ / shares		$ 0.365	$ 11.50
Outstanding Public Warrants | $	$ 19,500	$ 19,500
Redemption price per warrant (in dollars per share) | $ / shares		$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days
Threshold trading days for calculating the average closing price | D		10
Public Warrants | SOAC | IPO [Member]
Class of Warrant or Right [Line Items]
Warrants to acquire shares of common stock	15,000,000
Public Warrants | Minimum
Class of Warrant or Right [Line Items]
Trading days for redemption of public warrants | D	20	20
Public Warrants | Maximum
Class of Warrant or Right [Line Items]
Consecutive trading days for redemption of public warrants | D	30	30
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 18.00
Class of Warrant or Right [Line Items]
Issue price per share | $ / shares	$ 18.00	$ 18.00
Private Warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding	9,500,000	9,500,000
Number of shares issuable per warrant	0
Outstanding Public Warrants | $		$ 3,100
Redemption price per warrant (in dollars per share) | $ / shares		$ 0.01
Threshold trading days for calculating the average closing price | D		10
Private Warrants | SOAC | Private warrants
Class of Warrant or Right [Line Items]
Warrants to acquire shares of common stock	9,500,000
Allseas Warrants | PMTS is completed by September 30, 2023
Class of Warrant or Right [Line Items]
Number of warrants purchased	11,600,000	11.6
Allseas Warrants | PMTS is completed after September 30, 2025
Class of Warrant or Right [Line Items]
Warrants liability | $	$ 5,800	$ 5,800